Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Expenses reimbursed	$ 13,085	$ 11,358	$ 47,364	$ 38,579	$ 30,131
Investment management fees	14	15	54	54	58
Commission Expense	10,970	9,401	36,884	34,180	29,996
Commissions paid to non-affiliates	$ 9,972	$ 4,405	$ 18,715	$ 12,994	$ 8,136